Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended	11 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Nov. 16, 2012	Dec. 31, 2011	Nov. 16, 2012	Sep. 03, 2014
Related Party Transaction [Line Items]
Amount paid under acquisition		$ 6,421,000
Expected repayment period		1 year		1 year
Amounts due from related parties	341,000	341,000		341,000
Expenses incurred by related party	31,000			0
Prepaid expenses and other current assets	9,200,000	25,000		334,000
Additional expenses incurred for other related-party transactions	57,000	1,700,000	600,000	3,051,000
Accrued expenses		200,000		200,000
Other current liabilities		1,100,000		1,100,000
Fee paid for support services by BMP to Company		1,500,000		1,500,000
Senior unsecured notes issued				450,000,000
Debt related fees				425,000
Dividend paid to stockholders		50,000,000	60,000,000	60,000,000
Vivint [Member]
Related Party Transaction [Line Items]
Accrued expenses	173,000			1,146,000
Other current liabilities	173,000			1,146,000
Predecessor [Member]
Related Party Transaction [Line Items]
Expenses incurred by related party					1,441,000	1,344,000
Additional expenses incurred for other related-party transactions					1,222,000	2,382,000
Dividend paid to stockholders					80,000
Predecessor [Member] | Stockholders and employees of the Company [Member]
Related Party Transaction [Line Items]
Revenue recognized					6,629,000	9,852,000
Technology-Based Intangible Assets [Member]
Related Party Transaction [Line Items]
Amount paid under acquisition							525,000
Technology-Based Intangible Assets [Member] | Merger [Member]
Related Party Transaction [Line Items]
Amount paid under acquisition							120,000
Minimum [Member] | Technology-Based Intangible Assets [Member]
Related Party Transaction [Line Items]
Monthly payments to acquire intangible assets				40,000
Maximum [Member] | Technology-Based Intangible Assets [Member]
Related Party Transaction [Line Items]
Monthly payments to acquire intangible assets				50,000
APX Group, Inc. [Member]
Related Party Transaction [Line Items]
Amount paid under acquisition
Dividend paid to stockholders		50,000,000	60,000,000	60,000,000				50,000,000
Blackstone Management Partners L.L.C. [Member]
Related Party Transaction [Line Items]
Transaction fees paid				20,000,000
Payment of annual monitoring fee description		The Company agreed to pay an annual monitoring fee equal to the greater of (i) a minimum base fee of $2.7 million subject to adjustments if the Company engages in a business combination or disposition that is deemed significant and (ii) the amount of the monitoring fee paid in respect of the immediately preceding fiscal year, without regard to any post-fiscal year "true-up" adjustments as determined by the agreement.		Company agreed to pay an annual monitoring fee equal to the greater of (i) a minimum base fee of $2,700,000 subject to adjustments if the Company engages in a business combination or disposition that is deemed significant and (ii) the amount of the monitoring fee paid in respect of the immediately preceding fiscal year, without regard to any post-fiscal year "true-up" adjustments as determined by the agreement
Expenses related to agreement		2,400,000	3,500,000	2,918,000
Blackstone Management Partners L.L.C. [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Annual monitoring base fee, minimum		$ 2,700,000		$ 2,700,000